STOCK BASED COMPENSATION (FY) (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($) Seller $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Stock Option [Abstract]
Compensation expense | $		$ 1,045,000	$ 119,000	$ 1,226,000	$ 237,000	$ 595,000	$ 179,000
Stock Option Activity [Roll Forward]
Outstanding at end of period (in shares)		3,679,171		3,679,171
Weighted Average Exercise Price [Abstract]
Outstanding at end of period (in dollars per share) | $ / shares		$ 0.58		$ 0.58
Weighted-Average Remaining Contractual Life [Abstract]
Intrinsic value of options exercised | $				$ 3,300,000	$ 0	81,000	13,000
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation expense | $						$ 394,000	$ 462,000
Weighted Average Assumptions [Abstract]
Risk-free interest rate						1.07%	0.79%
Expected term (in years)						6 years 21 days	5 years 9 months 3 days
Expected volatility						52.72%	52.53%
Expected dividend yield						0.00%	0.00%
Unamortized compensation expense | $						$ 21,000
Beaches Development Group LTD [Member]
Stock Option [Abstract]
Compensation expense | $						$ 64,000
Weighted Average Assumptions [Abstract]
Shares allocated as purchase consideration (in shares)	180,972					180,972
Fair value of shares | $	$ 135,000					$ 135,000
Share price (in dollar per share) | $ / shares						$ 0.75
Unamortized compensation expense | $						$ 21,000
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member]
Stock Option [Abstract]
Vesting period for shares	2 years
Weighted Average Assumptions [Abstract]
Number of sellers | Seller	2
Shares allocated as purchase consideration (in shares)	113,908
Fair value of shares | $	$ 85,000
Share price (in dollar per share) | $ / shares	$ 0.75
Beaches Development Group LTD [Member] | Vesting in Year 1 [Member] | Sellers Who Signed Employment Contracts [Member]
Weighted Average Assumptions [Abstract]
Percent of shares that vest per year	50.00%
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member]
Weighted Average Assumptions [Abstract]
Number of sellers | Seller	2
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member] | Sellers Who Signed Employment Contracts [Member]
Weighted Average Assumptions [Abstract]
Percent of shares that vest per year	50.00%
2017 Equity Compensation Plan [Member]
Stock Option [Abstract]
Option maximum term						10 years
Vesting period for shares						4 years
Aggregate number of common shares authorized for issuance (in shares)						7,195,584
Compensation expense | $						$ 595,000	$ 179,000
Stock Options [Member]
Stock Option Activity [Roll Forward]
Outstanding at beginning of period (in shares)	6,041,043			6,802,437	6,041,043	6,041,043	4,597,500
Options granted (in shares)						1,173,500	1,575,000
Options exercised (in shares)						(159,477)	(33,436)
Options forfeited (in shares)						(237,528)	(56,668)
Options cancelled (in shares)						(15,101)	(41,353)
Outstanding at end of period (in shares)						6,802,437	6,041,043	4,597,500
Options vested and exercisable at beginning of period (in shares)	3,838,429			4,628,311	3,838,429	3,838,429	2,970,724
Options vested and exercisable at end of period (in shares)						4,628,311	3,838,429	2,970,724
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0.31			$ 0.38	$ 0.31	$ 0.31	$ 0.19
Options granted (in dollars per share) | $ / shares						0.75	0.68
Options exercised (in dollars per share) | $ / shares						0.24	0.37
Options forfeited (in dollars per share) | $ / shares						0.66	0.33
Options cancelled (in dollars per share) | $ / shares						0.54	0.39
Outstanding at end of period (in dollars per share) | $ / shares						0.38	0.31	$ 0.19
Options vested and exercisable at beginning of period (in dollars per share) | $ / shares	$ 0.19			$ 0.24	$ 0.19	0.19	0.17
Options vested and exercisable at end of period (in dollars per share) | $ / shares						$ 0.24	$ 0.19	$ 0.17
Weighted-Average Remaining Contractual Life [Abstract]
Options vested and exercisable						6 years 9 months 14 days	7 years 7 months 13 days	8 years 5 months 23 days
Aggregate Intrinsic Value [Abstract]
Options outstanding | $						$ 24,761	$ 2,649	$ 1,162
Options vested and exercisable | $						$ 18,652	$ 2,146	$ 812